The intangible assets rollforward is set forth below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 5,220,102		R$ 4,908,079
Additions	(89,824)		(84,600)
Disposals	(6,280)		(2,330)
Business combination	1,072,121
Transfers	50,895		38,275
Exchange rate variation	(97,200)		360,678
Ending balance	6,149,814		5,220,102
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,153,032		5,584,526
Additions	184,845		168,947
Disposals	(77,880)		(55,621)
Business combination	1,072,121
Transfers	47,870		28,713
Exchange rate variation	(114,355)		426,467
Ending balance	7,265,633		6,153,032
Gross carrying amount [member] | Goodwill For Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,935,577		2,713,602
Additions	(0)
Disposals	(6,145)
Business combination	468,604		(6,970)
Transfers	(0)		228,945
Exchange rate variation	27,147
Ending balance	3,425,183		2,935,577
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,327,738		1,322,262
Additions	(0)
Disposals	(0)
Business combination	474,874
Transfers	(0)
Exchange rate variation	(69,277)		5,476
Ending balance	1,733,335		1,327,738
Gross carrying amount [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	107,162		99,229
Additions	1,369		413
Disposals	(3,182)		(379)
Business combination	2,246
Transfers	(0)
Exchange rate variation	2,613		7,899
Ending balance	110,208		107,162
Gross carrying amount [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,328		14,604
Additions	197
Disposals	(785)		(9,276)
Business combination	(0)
Transfers	(0)
Exchange rate variation	(0)
Ending balance	4,740		5,328
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,205		6,305
Additions	(0)
Disposals	(3,723)		(115)
Business combination	(0)
Transfers	1,038
Exchange rate variation	(2)		15
Ending balance	3,518		6,205
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,067,713		892,758
Additions	(0)
Disposals	(0)
Business combination	124,569
Transfers	(0)
Exchange rate variation	(72,748)		174,955
Ending balance	1,119,534		1,067,713
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	657,255		523,615
Additions	5,220		73,423
Disposals	(64,045)		(45,851)
Business combination	1,828
Transfers	172,107		97,117
Exchange rate variation	(1,966)		8,951
Ending balance	770,399		657,255
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Beginning balance	46,054		12,151
Additions	178,059		95,111
Disposals	(0)
Business combination	(0)
Transfers	(125,275)		(61,434)
Exchange rate variation	(122)		226
Ending balance	98,716		46,054
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(932,930)		(676,447)
Additions	(274,669)		(253,547)
Disposals	71,600		53,291
Business combination	(0)
Transfers	3,025		9,562
Exchange rate variation	17,155		(65,789)
Ending balance	(1,115,819)		(932,930)
Accumulated depreciation and amortisation [member] | Non Compete Agreement [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(97,408)		(74,190)
Additions	(10,086)		(18,784)
Disposals	3,182		379
Business combination	(0)
Transfers	(0)
Exchange rate variation	(2,437)		(4,813)
Ending balance	R$ (106,749)		R$ (97,408)
Average rate	49.02%	[1]	23.41%	[2]
Accumulated depreciation and amortisation [member] | Outgrowers Relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (4,695)		R$ (12,744)
Additions	(505)		(1,030)
Disposals	775		9,079
Business combination	(0)
Transfers	(0)
Exchange rate variation	(0)
Ending balance	R$ (4,425)		R$ (4,695)
Average rate	22.16%	[1]	12.75%	[2]
Accumulated depreciation and amortisation [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (5,999)		R$ (5,626)
Additions	(42)		(476)
Disposals	3,723		115
Business combination	(0)
Transfers	(614)
Exchange rate variation	4		(12)
Ending balance	R$ (2,928)		R$ (5,999)
Average rate	10.00%	[1]	10.00%	[2]
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (375,131)		R$ (242,263)
Additions	(84,010)		(79,969)
Disposals	(0)
Business combination	(0)
Transfers	(0)
Exchange rate variation	21,367		(52,899)
Ending balance	R$ (437,774)		R$ (375,131)
Average rate	7.91%	[1]	7.35%	[2]
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (449,697)		R$ (341,624)
Additions	(180,026)		(153,288)
Disposals	63,920		43,718
Business combination	(0)
Transfers	3,639		9,562
Exchange rate variation	(1,779)		(8,065)
Ending balance	R$ (563,943)		R$ (449,697)
Average rate	39.50%	[1]	34.22%	[2]

[1]	Weighted average annual rate.
[2]	Weighted average annual rate.